Promissory Note Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Promissory Note Receivable Table
Schedule for promissory note receviable
Date	Principal

January 31, 2018	$25
June 30, 2018	25
September 30, 2018	85
December 31, 2018	85
$220